Discontinued Operations - Additional Information (Detail) $ in Millions		1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 28, 2018 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Total comprehensive income (loss) attributable to BHP shareholders			$ 3,713	$ 2,049	$ 3,608
Exceptional items net			$ (32)	2,530	2,970
BHP Billiton Petroleum (Arkansas) Inc. [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of issued share capital sold	100.00%
BHP Billiton Petroleum (Fayetteville) LLC [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of issued share capital sold	100.00%
BHP Billiton Petroleum Arkansas and BHP Billiton Petroleum Fayetteville LLC [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Agreement purchase price	$ 300
Petrohawk Energy Corporation [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of issued share capital sold		100.00%
Agreement purchase price		$ 10,500
Customary completion adjustments		$ (200)
Installment Number			4
Proceeds from sale of subsidiary			$ 6,700
Net of transaction costs			100
Deferred consideration			3,500
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale of subsidiary			7,028
Total comprehensive income (loss) attributable to BHP shareholders			(300)	151	(2,943)
Exceptional items net			$ 0	$ (492)	$ 2,258